Note to Consolidated Statements of Cash flows - Summary of Cash And Cash Equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Abstract]
Cash at bank	¥ 34,743,188	¥ 24,158,568	¥ 7,352,394
Less: Time deposits with original maturities of more than 3 months	(8,250,270)	(373,102)	(40,374)
Add: Provision for impairment losses	3,392	185	41
Cash and cash equivalents at the end of the year	¥ 26,496,310	¥ 23,785,651	¥ 7,312,061	¥ 18,576,090